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January 25, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Variable Portfolios, Inc.
(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 34 (“Amendment”) to the Registration Statement of ING Variable Portfolios, Inc. (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), as amended. The Registrant is filing the Amendment for the purpose of registering ADV Class, I Class and S Class shares of ING WisdomTreeSM Global High-Yielding Equity Index Portfolio.

The Registrant is seeking an effective date for the Prospectuses of January 28, 2008. Therefore, the Registrant is also requesting the acceleration of the effectiveness of this Amendment to January 28, 2008, as contemplated by Rule 485(a)(3). The Registrant, in making this request for acceleration, hereby states that it is aware of its statutory obligations under the federal securities laws to provide appropriate disclosure of material information.

Should you have any questions or comments regarding this filing, please contact Kim Palmer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments LLC

Suzanne Lambert, Esq.
Goodwin Procter LLP